STATEMENT OF ADDITIONAL INFORMATION

TO PROSPECTUS AND PROXY STATEMENT
OF
OPPENHEIMER DISCOVERY FUND

PART B

Acquisition of the Assets of
OPPENHEIMER MIDCAP FUND

By and in exchange for Shares of
OPPENHEIMER DISCOVERY FUND

This Statement of Additional Information to this Prospectus and Proxy Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer MidCap Fund ("MidCap Fund") for Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer Discovery Fund ("Discovery Fund") (the "Reorganization").

This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the Statement of Additional Information of MidCap Fund dated February 27, 2009, revised May 8, 2009; (ii) the annual report of MidCap Fund which includes audited financial statements of MidCap Fund and Management's Discussion of Fund Performance for the 12-month period ended October 31, 2008; (iii) the Statement of Additional Information of Discovery Fund dated January 28, 2009, revised May 12, 2009; (iv) the annual report of Discovery Fund, which includes the audited financial statements of Discovery Fund and Management's Discussion of Fund Performance for the 12-month period ended September 30, 2008; and the semi-annual report of Discovery Fund dated March 31, 2009.

The semi-annual report of MidCap Fund dated April 30, 2009 will be made available no later than 60 days thereafter.

This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and Proxy Statement dated June 8, 2009 relating to the Reorganization. You can request a copy of the Prospectus and Proxy Statement by writing OppenheimerFunds Services at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at www.oppenheimerfunds.com or by calling toll-free 1.800.647.1963. The date of this SAI is June 8, 2009.

PRO FORMA FINANCIAL STATEMENTS

     Shown below are pro forma financial statements for the combined Discovery Fund, assuming the Reorganization had been consummated as of March 31, 2009. The first table presents pro forma Statements of Assets and Liabilities for the combined Discovery Fund. The second table presents pro forma Statements of Operations for the combined Discovery Fund. The third table presents a pro forma Statement of Investments for the combined Discovery Fund.

      The pro forma Statement of Investments and Statement of Assets and Liabilities reflect the combined financial position of MidCap Fund and Discovery Fund for the year ended March 31, 2009. The pro forma statement of operations reflects the combined results of operations of MidCap Fund and Discovery Fund at March 31, 2009. The pro forma combined financial statements may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at March 31, 2009. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of MidCap Fund for pre-combination periods will not be restated. The pro forma statement of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information for each Fund.

Pro Forma Combining Statements of Investments            March 31, 2009 (Unaudited)
Oppenheimer Discovery Fund and Oppenheimer MidCap Fund

			Combined			Combined
			ProForma			ProForma
	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Discovery	MidCap	Discovery	Discovery	MidCap	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund
	Shares	Shares	Shares	Value	Value	Value

Common Stocks—95.2%
Consumer Discretionary—13.9%
Diversified Consumer Services—4.4%
American Public Education, Inc.[1]	188,151	0	188,151	7,913,631	0	7,913,631
Capella Education Co.[1]	50,953	0	50,953	2,700,509	0	2,700,509
DeVry, Inc.	0	85,900	85,900	0	4,138,662	4,138,662
Grand Canyon Education, Inc.[1]	150,300	0	150,300	2,594,178	0	2,594,178
ITT Educational Services, Inc.[1]	0	26,400	26,400	0	3,205,488	3,205,488
Strayer Education, Inc.	48,900	27,600	76,500	8,795,643	4,964,412	13,760,055

				22,003,961	12,308,562	34,312,523
Hotels, Restaurants & Leisure—2.9%
Buffalo Wild Wings, Inc.[1]	78,600	0	78,600	2,875,188	0	2,875,188
Burger King Holdings, Inc.	0	569,700	569,700	0	13,074,615	13,074,615
Darden Restaurants, Inc.	0	54,800	54,800	0	1,877,448	1,877,448
Panera Bread Co., Cl. A1	85,400	0	85,400	4,773,860	0	4,773,860

				7,649,048	14,952,063	22,601,111
Media—1.8%
Cablevision Systems Corp. New York Group, Cl. A	0	702,900	702,900	0	9,095,526	9,095,526
Liberty Media Corp.-Entertainment, Series A1	0	241,800	241,800	0	4,823,910	4,823,910

				0	13,919,436	13,919,436
Multiline Retail—1.6%
Dollar Tree, Inc.[1]	125,100	152,400	277,500	5,573,205	6,789,420	12,362,625
Specialty Retail—2.6%
Aaron Rents, Inc.	118,300	0	118,300	3,153,878	0	3,153,878
Aeropostale, Inc.[1]	74,500	0	74,500	1,978,720	0	1,978,720
GameStop Corp., Cl. A1	0	256,700	256,700	0	7,192,734	7,192,734
O’Reilly Automotive, Inc.[1]	0	112,200	112,200	0	3,928,122	3,928,122
Urban Outfitters, Inc.[1]	130,400	133,400	263,800	2,134,648	2,183,758	4,318,406

				7,267,246	13,304,614	20,571,860
Textiles, Apparel & Luxury Goods—0.6%
Polo Ralph Lauren Corp., Cl. A	0	102,600	102,600	0	4,334,850	4,334,850
Consumer Staples—4.3%

			Combined			Combined
			ProForma			ProForma
	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Discovery	MidCap	Discovery	Discovery	MidCap	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund
	Shares	Shares	Shares	Value	Value	Value

Food Products—3.1%
American Italian Pasta Co.[1]	56,700	0	56,700	1,973,727	0	1,973,727
Diamond Foods, Inc.	172,300	0	172,300	4,812,339	0	4,812,339
Flowers Foods, Inc.	238,800	234,100	472,900	5,607,024	5,496,668	11,103,692
TreeHouse Foods, Inc.[1]	216,500	0	216,500	6,233,035	0	6,233,035

				18,626,125	5,496,668	24,122,793
Personal Products—1.2%
Alberto-Culver Co.	124,500	0	124,500	2,814,945	0	2,814,945
Chattem, Inc.[1]	84,349	35,400	119,749	4,727,761	1,984,170	6,711,931

				7,542,706	1,984,170	9,526,876
Energy—8.1%
Energy Equipment & Services—3.2%
Atwood Oceanics, Inc.[1]	105,700	0	105,700	1,753,563	0	1,753,563
Cameron International Corp.[1]	0	228,000	228,000	0	5,000,040	5,000,040
Core Laboratories NV	37,100	0	37,100	2,714,236	0	2,714,236
IHS, Inc., Cl. A1	113,910	211,500	325,410	4,690,814	8,709,570	13,400,384
Willbros Group, Inc.[1]	232,151	0	232,151	2,251,865	0	2,251,865

				11,410,478	13,709,610	25,120,088
Oil, Gas & Consumable Fuels—4.9%
Arena Resources, Inc.[1]	172,267	0	172,267	4,389,363	0	4,389,363
Carrizo Oil & Gas, Inc.[1]	277,793	0	277,793	2,466,802	0	2,466,802
Concho Resources, Inc.[1]	92,000	72,800	164,800	2,354,280	1,862,952	4,217,232
Petrohawk Energy Corp.[1]	263,800	498,100	761,900	5,072,874	9,578,463	14,651,337
Range Resources Corp.	0	309,600	309,600	0	12,743,136	12,743,136

				14,283,319	24,184,551	38,467,870
Financials—8.6%
Capital Markets—4.2%
Affiliated Managers Group, Inc.[1]	0	121,200	121,200	0	5,055,252	5,055,252
Eaton Vance Corp.	0	195,900	195,900	0	4,476,315	4,476,315
Greenhill & Co., Inc.	49,812	0	49,812	3,678,616	0	3,678,616
Lazard Ltd., Cl. A	0	268,100	268,100	0	7,882,140	7,882,140
optionsXpress Holdings, Inc.	165,677	0	165,677	1,883,747	0	1,883,747
Stifel Financial Corp.[1]	117,888	0	117,888	5,105,729	0	5,105,729
Waddell & Reed Financial, Inc., Cl. A	238,600	0	238,600	4,311,502	0	4,311,502

				14,979,594	17,413,707	32,393,301
Commercial Banks—0.5%
Signature Bank[1]	144,379	0	144,379	4,075,819	0	4,075,819
Diversified Financial Services—1.6%
IntercontinentalExchange, Inc.[1]	0	63,300	63,300	0	4,713,951	4,713,951
MSCI, Inc., Cl. A1	186,740	277,460	464,200	3,157,773	4,691,849	7,849,622

				3,157,773	9,405,800	12,563,573
Insurance—1.2%
RenaissanceRe Holdings Ltd.	88,700	103,100	191,800	4,385,328	5,097,264	9,482,592
Real Estate Investment Trusts—0.5%
Digital Realty Trust, Inc.	110,500	0	110,500	3,666,390	0	3,666,390

			Combined			Combined
			ProForma			ProForma
	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Discovery	MidCap	Discovery	Discovery	MidCap	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund
	Shares	Shares	Shares	Value	Value	Value

Thrifts & Mortgage Finance—0.6%
Dime Community Bancshares, Inc.	193,309	0	193,309	1,813,238	0	1,813,238
Hudson City Bancorp, Inc.	0	264,500	264,500	0	3,092,005	3,092,005

				1,813,238	3,092,005	4,905,243
Health Care—21.3%
Biotechnology—3.7%
Alexion Pharmaceuticals, Inc.[1]	222,600	213,000	435,600	8,383,116	8,021,580	16,404,696
Cephalon, Inc.[1]	0	86,900	86,900	0	5,917,890	5,917,890
Genomic Health, Inc.[1]	115,946	0	115,946	2,826,763	0	2,826,763
Myriad Genetics, Inc.[1]	0	73,400	73,400	0	3,337,498	3,337,498

				11,209,879	17,276,968	28,486,847
Health Care Equipment & Supplies—8.2%
ABIOMED, Inc.[1]	255,859	0	255,859	1,253,709	0	1,253,709
Bard (C.R.), Inc.	0	132,600	132,600	0	10,570,872	10,570,872
Edwards Lifesciences Corp.[1]	0	159,400	159,400	0	9,664,422	9,664,422
Haemonetics Corp.[1]	113,977	57,600	171,577	6,277,853	3,172,608	9,450,461
IDEXX Laboratories, Inc.[1]	0	88,100	88,100	0	3,046,498	3,046,498
Immucor, Inc.[1]	87,600	0	87,600	2,203,140	0	2,203,140
Masimo Corp.[1]	186,799	0	186,799	5,413,435	0	5,413,435
Meridian Bioscience, Inc.	188,293	0	188,293	3,411,869	0	3,411,869
Neogen Corp.[1]	104,902	0	104,902	2,290,011	0	2,290,011
NuVasive, Inc.[1]	216,281	176,600	392,881	6,786,898	5,541,708	12,328,606
Thoratec Corp.[1]	158,600	0	158,600	4,074,434	0	4,074,434

				31,711,349	31,996,108	63,707,457
Health Care Providers & Services—4.3%
Bio-Reference Laboratories, Inc.[1]	145,196	0	145,196	3,036,048	0	3,036,048
CardioNet, Inc.[1]	182,000	0	182,000	5,106,920	0	5,106,920
Genoptix, Inc.[1]	217,253	0	217,253	5,926,662	0	5,926,662
Hanger Orthopedic Group, Inc.[1]	174,200	0	174,200	2,308,150	0	2,308,150
HMS Holdings Corp.[1]	222,176	0	222,176	7,309,590	0	7,309,590
PSS World Medical, Inc.[1]	249,300	0	249,300	3,577,455	0	3,577,455
Schein (Henry), Inc.[1]	0	107,100	107,100	0	4,285,071	4,285,071
Sun Healthcare Group, Inc.[1]	256,100	0	256,100	2,161,484	0	2,161,484

				29,426,309	4,285,071	33,711,380
Health Care Technology—0.5%
athenahealth, Inc.[1]	145,392	0	145,392	3,505,401	0	3,505,401
Life Sciences Tools & Services—2.8%
Covance, Inc.[1]	0	85,300	85,300	0	3,039,239	3,039,239
ICON plc, Sponsored ADR[1]	135,778	0	135,778	2,192,815	0	2,192,815
Illumina, Inc.[1]	135,900	200,205	336,105	5,060,916	7455634	12,516,550
Luminex Corp.[1]	232,900	0	232,900	4,220,148	0	4,220,148

				11,473,879	10,494,873	21,968,752

			Combined			Combined
			ProForma			ProForma
	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Discovery	MidCap	Discovery	Discovery	MidCap	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund
	Shares	Shares	Shares	Value	Value	Value

Pharmaceuticals—1.8%
Perrigo Co.	158,200	175,700	333,900	3,928,106	4,362,631	8,290,737
Shire Ltd., ADR	0	163,000	163,000	0	5,858,220	5,858,220

				3,928,106	10,220,851	14,148,957
Industrials—13.1%
Aerospace & Defense—1.7%
Aerovironment, Inc.[1]	122,874	0	122,874	2,568,067	0	2,568,067
American Science & Engineering, Inc.	39,400	0	39,400	2,198,520	0	2,198,520
Axsys Technologies, Inc.[1]	77,231	0	77,231	3,246,791	0	3,246,791
Curtiss-Wright Corp.	0	87,700	87,700	0	2,459,985	2,459,985
Rockwell Collins, Inc.	0	85,400	85,400	0	2,787,456	2,787,456

				8,013,378	5,247,441	13,260,819
Air Freight & Logistics—1.4%
C.H. Robinson Worldwide, Inc.	0	160,900	160,900	0	7,338,649	7,338,649
Expeditors International of Washington, Inc.	0	135,200	135,200	0	3,824,808	3,824,808

				0	11,163,457	11,163,457
Commercial Services & Supplies—7.9%
Clean Harbors, Inc.[1]	159,442	96,700	256,142	7,653,216	4,641,600	12,294,816
Copart, Inc.[1]	60,600	62,300	122,900	1,797,396	1,847,818	3,645,214
FTI Consulting, Inc.[1]	61,200	94,700	155,900	3,028,176	4,685,756	7,713,932
ICF International, Inc.[1]	102,925	0	102,925	2,364,187	0	2,364,187
Stericycle, Inc.[1]	209,500	264,500	474,000	9,999,435	12,624,585	22,624,020
Tetra Tech, Inc.[1]	125,000	0	125,000	2,547,500	0	2,547,500
Waste Connections, Inc.[1]	228,835	172,500	401,335	5,881,060	4,433,250	10,314,310

				33,270,970	28,233,009	61,503,979
Construction & Engineering—1.4%
Aecom Technology Corp.[1]	126,203	0	126,203	3,291,374	0	3,291,374
Quanta Services, Inc.[1]	131,400	242,000	373,400	2,818,530	5,190,900	8,009,430

				6,109,904	5,190,900	11,300,804
Transportation Infrastructure—0.7%
Aegean Marine Petroleum Network, Inc.	320,700	0	320,700	5,371,725	0	5,371,725
Information Technology—21.2%
Communications Equipment—1.2%
F5 Networks, Inc.[1]	93,700	0	93,700	1,963,015	0	1,963,015
Neutral Tandem, Inc.[1]	226,530	0	226,530	5,574,903	0	5,574,903
Riverbed Technology, Inc.[1]	147,100	0	147,100	1,924,068	0	1,924,068

				9,461,986	0	9,461,986
Computers & Peripherals—0.7%
NetApp, Inc.[1]	0	377,600	377,600	0	5,603,584	5,603,584
Electronic Equipment & Instruments—2.2%
Amphenol Corp., Cl. A	0	331,300	331,300	0	9,438,737	9,438,737
FLIR Systems, Inc.[1]	215,156	180,000	395,156	4,406,395	3,686,400	8,092,795

				4,406,395	13,125,137	17,531,532

			Combined			Combined
			ProForma			ProForma
	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Discovery	MidCap	Discovery	Discovery	MidCap	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund
	Shares	Shares	Shares	Value	Value	Value

Internet Software & Services—2.6%
Baidu, Inc., ADR[1]	0	10,600	10,600	0	1,871,960	1,871,960
comScore, Inc.[1]	161,500	0	161,500	1,952,535	0	1,952,535
Equinix, Inc.[1]	92,300	122,300	214,600	5,182,645	6,867,145	12,049,790
VistaPrint Ltd.[1]	71,500	0	71,500	1,965,535	0	1,965,535
Vocus, Inc.[1]	151,967	0	151,967	2,019,641	0	2,019,641

				11,120,356	8,739,105	19,859,461
IT Services—2.6%
Cognizant Technology Solutions Corp.[1]	0	282,900	282,900	0	5,881,491	5,881,491
ManTech International Corp.[1]	98,200	0	98,200	4,114,580	0	4,114,580
SAIC, Inc.[1]	0	559,100	559,100	0	10,438,397	10,438,397

				4,114,580	16,319,888	20,434,468
Semiconductors & Semiconductor Equipment—3.5%
Cavium Networks, Inc.[1]	224,600	0	224,600	2,591,884	0	2,591,884
Lam Research Corp.[1]	0	157,300	157,300	0	3,581,721	3,581,721
MEMC Electronic Materials, Inc.[1]	0	110,800	110,800	0	1,827,092	1,827,092
Monolithic Power Systems, Inc.[1]	296,561	0	296,561	4,596,696	0	4,596,696
Netlogic Microsystems, Inc.[1]	156,000	0	156,000	4,286,880	0	4,286,880
Power Integrations, Inc.	135,700	0	135,700	2,334,040	0	2,334,040
Silicon Laboratories, Inc.[1]	142,400	0	142,400	3,759,360	0	3,759,360

Varian Semiconductor Equipment Associates, Inc.[1]	191,600	0	191,600	4,150,056	0	4,150,056

				21,718,916	5,408,813	27,127,729
Software—8.4%
Ansys, Inc.[1]	156,996	338,300	495,296	3,940,600	8,491,330	12,431,930
Ariba, Inc.[1]	506,900	0	506,900	4,425,237	0	4,425,237
Blackboard, Inc.[1]	121,212	0	121,212	3,847,269	0	3,847,269
FactSet Research Systems, Inc.	55,100	167,550	222,650	2,754,449	8,375,825	11,130,274
Longtop Financial Technologies Ltd., ADR[1]	101,526	0	101,526	2,155,397	0	2,155,397
Macrovision Solutions Corp.[1]	0	529,105	529,105	0	9,412,778	9,412,778
Nuance Communications, Inc.[1]	326,800	0	326,800	3,549,048	0	3,549,048
Salesforce.com, Inc.[1]	0	194,400	194,400	0	6,362,712	6,362,712
Solera Holdings, Inc.[1]	342,000	0	342,000	8,474,760	0	8,474,760
Sybase, Inc.[1]	124,600	0	124,600	3,774,134	0	3,774,134

				32,920,894	32,642,645	65,563,539
Materials—2.0%
Chemicals—1.5%
Airgas, Inc.	0	86,100	86,100	0	2,911,041	2,911,041
Intrepid Potash, Inc.[1]	132,380	124,230	256,610	2,442,411	2,292,044	4,734,455
Lubrizol Corp. (The)	0	122,600	122,600	0	4,169,626	4,169,626

				2,442,411	9,372,711	11,815,122
Containers & Packaging—0.5%
Rock-Tenn Co., Cl. A	138,500	0	138,500	3,746,425	0	3,746,425

			Combined			Combined
			ProForma			ProForma
	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Discovery	MidCap	Discovery	Discovery	MidCap	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund
	Shares	Shares	Shares	Value	Value	Value

Telecommunication Services—2.1%
Wireless Telecommunication Services—2.1%
American Tower Corp.[1]	0	187,900	187,900	0	5,717,797	5,717,797
SBA Communications Corp.[1]	325,400	131,400	456,800	7,581,822	3,061,619	10,643,441

				7,581,822	8,779,416	16,361,238
Utilities—0.6%
Gas Utilities—0.6%
Questar Corp.	0	166,600	166,600	0	4,903,038	4,903,038

Total Common Stocks (Cost $377,124,681, Cost $444,052,487, Combined $821,177,168)				367,968,915	374,995,735	742,964,650

Investment Company—4.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.80%[2,3] (Cost $19,935,536, Cost $18,235,898, Combined $38,171,434)	19,935,536	18,235,898	38,171,434	19,935,536	18,235,898	38,171,434

Total Investments, at Value (Cost $397,060,217, Cost $462,288,385, Combined $859,348,602)	100.5	100.2	100.1	387,904,451	393,231,633	781,136,084
Liabilities in Excess of Other Assets	(0.5)	(0.2)	(0.4)	(2,642,759)	(779,000)	(3,421,759)
ProForma Adjustment			0.3			2,472,205

Net Assets	100.0%	100.0%	100.0%	$385,261,692	$392,452,633	$780,186,530

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
Oppenheimer Discovery Fund	September 30, 2008	Additions	Reductions	March 31, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	27,382,050	124,236,830	131,683,344	19,935,536

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$19,935,536	$679,462

	Shares	Gross	Gross	Shares
Oppenheimer MidCap Fund	September 30, 2008	Additions	Reductions	September 30, 2008

Oppenheimer Institutional Money Market Fund, Cl. E	9,905,967	107,671,007	99,341,076	18,235,898

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$18,235,898	$396,811

3. Rate shown is the 7-day yield as of March 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Funds’ investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1–quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2–inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3–unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

						Combined
			Combined			Pro Forma
			Pro Forma	Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Discovery	MidCap	Discovery
	Discovery	MidCap	Discovery	Fund	Fund	Fund
	Fund	Fund	Fund	Other	Other	Other
	Investment in	Investment in	Investment in	Financial	Financial	Financial
Valuation Description	Securities	Securities	Securities	Instruments*	Instruments*	Instruments*

Level 1—Quoted Prices	$387,904,451	$393,231,633	$781,136,084	$0	$0	$0
Level 2—Other Significant Observable Inputs	0	0	0	0	0	0
Level 3—Significant Unobservable Inputs	0	0	0	0	0	0

			$781,136,084			$0

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

Pro Forma Combining Statements of Assets and Liabilities March 31, 2009 (Unaudited)
Oppenheimer Discovery Fund and Oppenheimer MidCap Fund

					Pro Forma
	Oppenheimer	Oppenheimer			Combined
	Discovery	MidCap	Pro Forma		Oppenheimer
	Fund	Fund	Adjustments		Discovery Fund

ASSETS:
Investments, at value - see accompanying statement of investments:
Unaffiliated Companies (cost $377,124,681, $444,052,487 and $821,177,168)	$367,968,915	$374,995,735	—		$742,964,650
Affiliated Companies (cost $19,935,536, $18,235,898 and $38,171,434)	19,935,536	18,235,898	—		38,171,434
Cash	546,591	521,897	—		1,068,488
Receivables and other assets:
Investments sold	5,967,680	2,441,126	—		8,408,806
Shares of beneficial interest sold	297,865	501,895	—		799,760
Dividends	19,300	105,664	—		124,964
Due from Manager	—	—	$2,508,205	(1)	2,508,205
Other	47,379	36,571	—		83,950

Total assets	394,783,266	396,838,786	2,508,205		794,130,257

LIABILITIES:
Payables and other liabilities:
Investments purchased	7,711,015	3,099,405	—		10,810,420
Shares of beneficial interest redeemed	1,228,535	625,191	—		1,853,726
Distributions and service plan fees	226,171	150,162	—		376,333
Trustees’ compensation	165,028	187,317	—		352,345
Shareholder communications	84,282	157,820	—		242,102
Transfer and shareholder servicing agent fees	77,203	133,732	—		210,935
Other	29,340	32,526	36,000	(3)	97,866

Total liabilities	9,521,574	4,386,153	36,000		13,943,727

NET ASSETS	$385,261,692	$392,452,633	$2,472,205		$780,186,530

COMPOSITION OF NET ASSETS:
Par value of shares of capital stock	$12,346	$—	$12,773		$25,119
Additional paid-in capital	535,166,938	1,494,678,410	(12,773)		2,029,832,575
Accumulated net investment gain (loss)	(2,245,901)	(2,159,213)	2,472,205	(1)	(1,932,909)
Accumulated net realized loss from investments	(138,515,926)	(1,031,009,812)	—		(1,169,525,738)
Net unrealized depreciation on investments	(9,155,765)	(69,056,752)	—		(78,212,517)

NET ASSETS	$385,261,692	$392,452,633	$2,472,205		$780,186,530

Pro Forma Combining Statements of Assets and Liabilities March 31, 2009 (Unaudited)
Oppenheimer Discovery Fund and Oppenheimer MidCap Fund

				Pro Forma
	Oppenheimer	Oppenheimer		Combined
	Discovery	MidCap	Pro Forma	Oppenheimer
	Fund	Fund	Adjustments	Discovery Fund

Net Asset Value Per Share

Outstanding Shares
Class A Shares	9,829,076	24,618,175	7,503,752	17,332,828	(2)
Class B Shares	941,333	5,716,348	1,853,821	2,795,154	(2)
Class C Shares	839,535	5,425,377	1,722,530	2,562,065	(2)
Class N Shares	207,607	1,456,845	446,213	653,820	(2)
Class Y Shares	528,913	4,076,425	1,246,280	1,775,193	(2)

Net Assets
Class A Shares	$311,897,745	$238,072,918	$1,752,745	$551,723,408	(2)
Class B Shares	$25,815,710	$50,827,403	$248,045	$76,891,158	(2)
Class C Shares	$23,508,102	$48,229,720	$221,400	$71,959,222	(2)
Class N Shares	$6,429,029	$13,819,765	$62,669	$20,311,463	(2)
Class Y Shares	$17,611,106	$41,502,827	$187,346	$59,301,279	(2)

Net Asset Value Per Share
Class A Shares	$31.73	$9.67	$0.10	$31.83	(2)
Class A Shares - Maximum offering price (net asset value plus sales charge of 5.75% of maximum offering price)	$33.67	$10.26	$0.10	$33.77	(2)
Class B Shares	$27.42	$8.89	$0.09	$27.51	(2)
Class C Shares	$28.00	$8.89	$0.09	$28.09	(2)
Class N Shares	$30.97	$9.49	$0.10	$31.07	(2)
Class Y Shares	$33.30	$10.18	$0.11	$33.41	(2)

(1)	Adjustment to reflect the management fees using Discovery’s management fee schedule.

(2)	Oppenheimer MidCap Fund Class A shares will be exchanged for Oppenheimer Discovery Fund Class A shares.

Oppenheimer MidCap Fund Class B shares will be exchanged for Oppenheimer Discovery Fund Class B shares.

Oppenheimer MidCap Fund Class C shares will be exchanged for Oppenheimer Discovery Fund Class C shares.

Oppenheimer MidCap Fund Class N shares will be exchanged for Oppenheimer Discovery Fund Class N shares.

Oppenheimer MidCap Fund Class Y shares will be exchanged for Oppenheimer Discovery Fund Class Y shares.

(3)	The estimated total reorganization-related costs for Oppenheimer Discovery Fund.

Pro Forma Combining Statements of Operations For The Year Ended March 31, 2009 (Unaudited)
Oppenheimer Discovery Fund and Oppenheimer MidCap Fund

					Pro Forma
	Oppenheimer	Oppenheimer			Combined
	Discovery	MidCap	Pro Forma		Oppenheimer
	Fund	Fund	Adjustments		Discovery Fund

INVESTMENT INCOME:
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $14,314, $12,509 and $26,823)	$1,383,965	$2,098,413	—		$3,482,378
Affiliated companies	679,462	396,811	—		1,076,273
Interest	15,415	11,306	—		26,721
Other income	47,225	86,476	—		133,701

Total investment income	2,126,067	2,593,006	—		4,719,073

EXPENSES:
Management fees	3,970,423	4,378,486	$(2,508,205	) (1)	5,840,704
Distribution and service plan fees:
Class A	1,057,589	948,366	—		2,005,955
Class B	417,948	861,968	—		1,279,916
Class C	309,656	760,382	—		1,070,038
Class N	40,875	110,697	—		151,572
Transfer and shareholder servicing agent fees:
Class A	1,431,949	2,226,122	—		3,658,071
Class B	172,519	410,127	—		582,646
Class C	135,899	417,182	—		553,081
Class N	37,897	121,029	—		158,926
Class Y	92,047	22,800	—		114,847
Shareholder communications:
Class A	186,473	186,666	—		373,139
Class B	41,695	80,925	—		122,620
Class C	14,785	30,988	—		45,773
Class N	2,226	4,183	—		6,409
Class Y	—	781	—		781
Trustees’ compensation	22,434	31,904	—		54,338
Custodian fees and expenses	3,455	13,818	—		17,273
Other	34,059	63,025	36,000	(2)	133,084

Total Expenses	7,971,929	10,669,449	(2,472,205)		16,169,173
Less reduction to custodian expenses	(2,425)	(1,043)	—		(3,468)
Less waivers and reimbursements of expenses	(259,394)	(1,260,226)	—		(1,519,620)

Net Expenses	7,710,110	9,408,180	(2,472,205)		14,646,085

(1)	Adjustment to reflect the management fees using Discovery’s management fee schedule.

(2)	The estimated total reorganization-related costs for Oppenheimer Discovery Fund.

Pro Forma Combining Statements of Operations For The Year Ended March 31, 2009 (Unaudited)

				Pro Forma
	Oppenheimer	Oppenheimer		Combined
	Discovery	MidCap	Pro Forma	Oppenheimer
	Fund	Fund	Adjustments	Discovery Fund

NET INVESTMENT INCOME (LOSS)	$(5,584,043)	$(6,815,174)	$2,472,205	$(9,927,012)

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investments from unaffiliated companies	(112,035,899)	(287,523,892)	—	(399,559,791)

Net change in unrealized appreciation (depreciation) on investments	(94,815,285)	(41,207,584)	—	(136,022,869)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(212,435,227)	$(335,546,650)	$2,472,205	$(545,509,672)

Reorganization between Oppenheimer MidCap Fund and Oppenheimer Discovery Fund Notes to Pro Forma Financial Statements March 31, 2009 (Unaudited)
1. Significant Accounting Policies
Oppenheimer MidCap Fund (“MidCap”) and Oppenheimer Discovery Fund (“Discovery”) (each individually a “Fund” and collectively the “Funds”), are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds’ investment adviser is OppenheimerFunds, Inc. (the “Manager”).
In April 2009, the Boards of Trustees of the Funds approved a plan of reorganization, which, subject to the approval of the shareholders of MidCap, will transfer substantially all of the assets of MidCap to Discovery, in exchange for an equal value of shares of Discovery and the assumption of certain liabilities, if any, described in the Reorganization Agreement. The shares of Discovery will then be distributed to MidCap shareholders, and MidCap will subsequently be liquidated. If the reorganization is approved by the shareholders of MidCap, those shareholders will no longer be shareholders of MidCap; instead, those shareholders will become shareholders of Discovery.
The reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. The unaudited pro forma combined financial statements are presented for informational purposes and may not be representative of what the actual combined financial statements would have been had the reorganization occurred at March 31, 2009. The unaudited pro forma combined statement of investments and combined statement of assets and liabilities reflect the financial position of MidCap and Discovery at March 31, 2009 under the assumption, which is currently believed to be accurate, that the Discovery investment portfolio will not be realigned in connection with the reorganization. The unaudited pro forma combined statement of operations reflects the results of operations of MidCap and Discovery for the twelve month period ended March 31, 2009. These statements were derived from the books and records of MidCap and Discovery under generally accepted accounting principles in the United States. The historical cost of investments from MidCap will be carried forward to Discovery. The accompanying pro forma financial statements should be read in conjunction with the financial statements of MidCap and Discovery included in their annual reports dated October 31, 2008 and September 30, 2008, respectively.
The following is a summary of significant accounting policies consistently followed by the Funds.
Securities Valuation. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by their respective Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Funds’ assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Funds’ assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Funds’ assets are valued.

In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Funds’ Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
Investment in Oppenheimer Institutional Money Market Fund. The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Funds’ investment in IMMF is included in the Statement of Investments. As a shareholder, the Funds are subject to their proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse the Funds’ expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in IMMF.
Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remain open for the three preceding fiscal reporting period ends.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.
2. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Funds pay the Manager a management fee based on the daily net assets of the Funds at an annual rate as shown in the following tables:

MidCap Fee Schedule		Discovery Fee Schedule

Up to $200 million	0.75%	Up to $200 million	0.75%
Next $200 million	0.72	Next $200 million	0.72
Next $200 million	0.69	Next $200 million	0.69
Next $200 million	0.66	Next $200 million	0.66

MidCap Fee Schedule		Discovery Fee Schedule

Next $700 million	0.60	Next $700 million	0.60
Next $1.0 billion	0.58	Over $1.5 billion	0.58
Over $2.5 billion	0.56
The Funds and OFI may directly assume certain out-of-pocket expenses associated with the reorganization. OFI has estimated that the total reorganization-related costs to be approximately $36,000 for Discovery and approximately $560,000 for MidCap.
3. Capital Shares The pro forma net asset value per share in the Statement of Assets and Liabilities assumes the issuance of additional Class A, Class B, Class C, Class N, and Class Y shares of Discovery as if the reorganization were to have taken place on March 31, 2009. The following table reflects the number of Discovery shares assumed to be issued to the shareholders of MidCap.

	Discovery	Shares issued to	Total Shares
	Shares	MidCap Shareholders	Outstanding Post-
Class	Outstanding	in Reorganization	Reorganization
A	9,829,076	7,503,752	17,332,828

B	941,333	1,853,821	2,795,154

C	839,535	1,722,530	2,562,065

N	207,607	446,213	653,820

Y	528,913	1,246,280	1,775,193